Supplemental Guarantor Financial Information - Schedule of Condensed Consolidated Statement of Financial Position (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Total non-current assets	$ 194,039	$ 183,637
Current assets
Total current assets	24,769	22,999
Equity
Total equity	97,736	88,700	$ 92,676	$ 84,278
Non-current liabilities
Total non-current liabilities	86,596	84,871
Current liabilities
Total current liabilities	34,475	33,066
Consolidated [member]
Non-current assets
Due from subsidiaries	43,964	54,513
Other non-current assets	61,248	62,104
Total non-current assets	105,212	116,617
Current assets
Due from subsidiaries	18,313	5,669
Other current assets	8,642	5,301
Total current assets	26,954	10,971
Equity
Total equity	(903)	(4,445)
Non-current liabilities
Due to subsidiaries	28,273	34,858
Other non-current liabilities	77,397	76,330
Total non-current liabilities	105,670	111,188
Current liabilities
Due to subsidiaries	16,305	9,459
Other current liabilities	11,094	11,385
Total current liabilities	27,400	20,844
Anheuser- Busch InBev SA/NV [member]
Non-current assets
Due from subsidiaries	4,727	11,779
Other non-current assets	114,509	103,542
Total non-current assets	119,236	115,321
Current assets
Due from subsidiaries	11,090	2,373
Other current assets	292	251
Total current assets	11,383	2,625
Equity
Total equity	87,288	78,237
Non-current liabilities
Due to subsidiaries	13,613	15,265
Other non-current liabilities	28,386	22,647
Total non-current liabilities	41,999	37,912
Current liabilities
Due to subsidiaries	325	181
Other current liabilities	1,007	1,617
Total current liabilities	1,332	1,798
Anheuser Busch InBev Worldwide Inc. [member]
Non-current assets
Due from subsidiaries	3,759	8,792
Other non-current assets	103,244	102,143
Total non-current assets	107,003	110,935
Current assets
Due from subsidiaries	5,120	94
Other current assets	344	116
Total current assets	5,464	210
Equity
Total equity	50,730	50,936
Non-current liabilities
Due to subsidiaries	22,718	23,444
Other non-current liabilities	23,030	25,920
Total non-current liabilities	45,748	49,364
Current liabilities
Due to subsidiaries	15,476	10,295
Other current liabilities	513	550
Total current liabilities	15,989	10,845
Anheuser Busch InBev Finance Inc. [member]
Non-current assets
Due from subsidiaries	3,330	3,472
Other non-current assets	5	1
Total non-current assets	3,335	3,473
Current assets
Due from subsidiaries	465	459
Other current assets	10	8
Total current assets	476	467
Equity
Total equity	415	405
Non-current liabilities
Other non-current liabilities	3,303	3,443
Total non-current liabilities	3,303	3,443
Current liabilities
Due to subsidiaries	0	5
Other current liabilities	92	88
Total current liabilities	92	93
Anheuser Busch Companies [member]
Non-current assets
Due from subsidiaries	42,756	39,257
Other non-current assets	117,583	124,340
Total non-current assets	160,339	163,597
Current assets
Due from subsidiaries	9,250	8,162
Other current assets	1,977	1,598
Total current assets	11,227	9,760
Equity
Total equity	133,928	132,668
Non-current liabilities
Due to subsidiaries	8,561	11,080
Other non-current liabilities	22,544	24,256
Total non-current liabilities	31,105	35,336
Current liabilities
Due to subsidiaries	2,744	1,908
Other current liabilities	3,789	3,445
Total current liabilities	6,533	5,353
Brandbrew, Brandbev and Cobrew [member]
Non-current assets
Due from subsidiaries	6,520	6,629
Other non-current assets	27,418	27,309
Total non-current assets	33,938	33,938
Current assets
Due from subsidiaries	2,855	1,338
Other current assets	6,019	3,327
Total current assets	8,873	4,666
Equity
Total equity	28,247	28,542
Non-current liabilities
Due to subsidiaries	509	484
Other non-current liabilities	133	64
Total non-current liabilities	642	548
Current liabilities
Due to subsidiaries	8,228	3,827
Other current liabilities	5,694	5,686
Total current liabilities	13,922	9,513
Eliminations [member]
Non-current assets
Due from subsidiaries	(17,128)	(15,415)
Other non-current assets	(301,511)	(295,233)
Total non-current assets	(318,638)	(310,648)
Current assets
Due from subsidiaries	(10,468)	(6,757)
Total current assets	(10,468)	(6,757)
Equity
Total equity	(301,511)	(295,233)
Non-current liabilities
Due to subsidiaries	(17,128)	(15,415)
Total non-current liabilities	(17,128)	(15,415)
Current liabilities
Due to subsidiaries	(10,468)	(6,757)
Total current liabilities	$ (10,468)	$ (6,757)